Share-Based Compensation - Schedule of the Fair Values of the Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Fair Values of the Options Granted [Abstract]
Weighted average grant date fair value of option per share	¥ 7.06	¥ 17.37
Aggregate grant date fair value of options	15,318	33,009